Changes in Capital Accounts	6 Months Ended
Jun. 30, 2018
Changes in Capital Accounts

7. Changes in Capital Accounts

(a)   Issuance of Series B Preferred Stock and Warrants to purchase Series B Preferred Stock: On March 21, 2017, the Company completed a registered direct offering of (i) 3,000 newly-designated Series B-1 convertible preferred shares, par value $0.01 per share, and common shares underlying such Series B-1 convertible preferred shares, and (ii) warrants to purchase 6,500 of Series B-1 convertible preferred shares, 6,500 of Series B-1 convertible preferred shares underlying such warrants, and common shares underlying such Series B-1 convertible preferred shares. Concurrently with the registered direct offering, the Company completed an offering of warrants to purchase 140,500 of Series B-2 convertible preferred shares in a private placement, in reliance on Regulation S under the Securities Act. The securities in the registered direct offering and private placement were issued and sold to Kalani Investments Limited (or “Kalani”), an entity not affiliated with the Company, pursuant to a Securities Purchase Agreement. In connection with the private placement, the Company entered into a Registration Rights Agreement with Kalani, pursuant to which the investor was granted certain registration rights with respect to the securities issued and sold in the private placement. The Series B convertible preferred shares are convertible at any time at the option of the holder into common shares at an initial conversion price of $7.00 per common share, provided that a certain minimum trading volume of the Company’s common shares on the conversion date is met. At the option of Kalani, the preferred stock may be alternatively converted into common shares at a per share price equal to the higher of (i) 92.25% of the lowest daily volume weighted average price on any trading day during the 5 consecutive trading day period ending on and including the conversion date and (ii) $0.50. Kalani may elect to convert the preferred stock into shares of common stock at the conversion price or alternate conversion price then in effect, at any time. The Series B preferred warrants are exercisable into Series B convertible preferred shares at any time at the option of the holder thereof at an exercise price of $1,000 per Series B convertible preferred share.

The Company in its assessment for the accounting of the Series B-1 and B-2 convertible preferred shares has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the preferred shares should be classified as equity instead of liability. Upon exercise of the warrants, the holder is entitled to receive preferred shares. ASC 480 “Distinguishing liabilities from equity” requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. The Company determined that the fair value of the warrants at inception and at June 30, 2018 is immaterial. As at June 30, 2018, 105,750 warrants remained outstanding.

During the six months ended June 30, 2018, 11,750 preferred warrants were exercised and the Company received net proceeds, after deducting offering expenses payable by the Company, of $11,703. In the first six months of 2018, an aggregate of 11,264 Series B convertible preferred shares were converted to 5,468,205, common shares, thus leaving 775 Series B convertible preferred shares outstanding as of June 30, 2018.

(b)   Compensation cost on restricted common stock: On February 9, 2018, the Company’s board of directors approved an amendment to the 2015 Equity Incentive Plan, to increase the aggregate number of shares issuable under the plan to 550,000 shares.

On February 9, 2018, the Company issued 161,700 restricted common shares as an award to the executive management and the non-executive directors, pursuant to the Company’s board of directors’ decision of February 9, 2017. The fair value of the award is $380 and the number of shares issued was based on the share closing price of February 9, 2018. One third of the shares vested on February 9, 2018 and the remainder two thirds will vest ratably over two years from the issuance date.

Moreover, on February 15, 2018, the Company's board of directors approved a one-time award of restricted common stock, which was proposed by the Company's compensation committee, with an aggregate value of $5,000, to the Company's executive officers and non-executive directors, in recognition of the successful refinancing of the Company's RBS loan in 2017. The award will be granted on February 15, 2019 and the exact number of shares for the grantees will be defined based on the share closing price of February 15, 2019. One third of the shares will vest on the issuance date and the remainder two thirds will vest ratably over two years from the issuance date.

During the six months ended June 30, 2018 and 2017, compensation cost on restricted stock amounted to $683 and $541, respectively, and is included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. At June 30, 2018 and December 31, 2017, the total unrecognized compensation cost relating to restricted share awards was $4,584 and $267, respectively.

During the six months ended June 30, 2018, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	-	$-
Granted	161,700	2.35
Vested	(53,899)	2.35
Forfeited or expired	-	-
Outstanding at June 30, 2018	107,801	$2.35

At June 30, 2018, the weighted-average period over which the total compensation cost related to non-vested awards, as presented above, is expected to be recognized, is 1.11 years.